UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Commission File Number: 000-03125

(Check One): [    ] Form 10-K [    ] Form 20-F [    ] Form 11-K [X] Form 10-Q [    ] Form N-SAR [    ]
Form N-CSR

For Period Ended: MARCH 31, 2006

[    ] Transition Report on Form 10-K [    ] Transition Report on Form 20-F [    ] Transition Report on
Form 11-K [    ] Transition Report on Form 10-Q [    ] Transition Report on Form N-SAR
For the Transition Period Ended:

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I REGISTRANT INFORMATION

Full Name of Registrant

GENERAL DEVICES, INC.

Former Name if Applicable

Not Applicable

Address of Principal Executive Office (Street and Number)

153 Greenwood Avenue, Suite 11-13, Bethel, Connecticut 06801

PART II-RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a)    The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b)    The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[    ] (c)    The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed period. (ATTACH EXTRA SHEETS IF NEEDED)

The Registrant has been unable to file its Quarterly Report on Form 10-QSB for the period ended March 31, 2006 the prescribed time period for the following reason: The Registrant has been unable to compile all pertinent information to complete the Quarterly Report within the prescribed time without unreasonable effort or expense.

On January 23, 2006, in a "reverse merger" transaction, Aduromed Corporation, a Delaware corporation ("Aduromed"), became the wholly-owned subsidiary of the Company. For several years prior to the merger the Registrant had been a dormant company without operations.

The Registrant filed an SB-2 registration statement with the SEC on March 24, 2006 that contained financial statements of Aduromed, unaudited for the year ended December 31, 2005 and audited for year ended December 31, 2004; and by letter from the Commission dated March 30, 2006, Registrant was advised that the Commission would not consider the filing unless it were amended to contain audited year end 2005 financials of both Registrant and Aduromed plus pro-forma financial statements relating to the merger.

These financial statements requested by the SEC to be included in Registrant's SB-2 registration statement have been prepared and are contained in Registrant's SB-2/A filed with the Commission on May 12, 2006.

For purposes of the pending Form 10-QSB for the quarter ended March 31, 2006 Registrant must, for the first time, prepare and include financial statements that consolidate Aduromed with Registrant.

Complying with the financial reporting requirements relating to the Registrant's registration statement and preparing the initial quarterly financial statements consolidating Aduromed with Registrant have imposed time burdens upon Registrant's staff and consultants that could not be eliminated without unreasonable effort or expense on their part.

PART IV OTHER INFORMATION

(1)    Name and telephone number of person to contact in regard to this notification

Kevin T. Dunphy, Chief Financial Officer (203) 798-1080

(2)    Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X]   Yes                [    ]   No

(3)     Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X]   Yes                [    ]   No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

On January 23, 2006, in a "reverse merger" transaction, Aduromed became the wholly-owned subsidiary of Registrant. Significant changes in operations, considered on a pro-forma consolidated basis, of Registrant and Aduromed for years 2005 and 2004 are reflected in the earnings statements included in the Registrant's Form SB-2/A filed with the SEC on May 12, 2006.

Aduromed incurred substantial losses and negative cash flows from operations during the year ending December 31, 2005, and had an accumulated deficit of $3,419,431 as of December 31, 2005. The majority of these losses were attributable to increased activities and initial start-up costs of its products, increased staffing and associated expenses, increased administrative costs and the write-off of certain non-cash items. Aduromed's revenues for 2005 were $1,594,623, a decline from $2,088,347 in 2004. Cash and cash equivalents at December 31, 2005 were $407,058, an increase of $395,100 from 2004 due to an initial infusion of $1,989,030 in equity capital in September, 2005. Registrant received an additional $5,010,970 in equity capital concurrently with the reverse merger on January 24, 2006.

For the quarter period ended March 31, 2006, Registrant anticipates that, on a consolidated basis, the Registrant had revenues of $340,726 compared to $680,203 for the same period last year. The decrease in revenues of $339,477 is attributable to reduced activities in the quarter and the timing of a contract awarded in the quarter later than planned. The net loss for the quarter was $918,766 compared to a net profit of $170,950 for the comparable quarter in 2005. The majority of these losses was attributable to increased start-up costs of the Registrant's products, increased staffing and associated expenses, and increased administrative costs associated with a publicly traded company. Cash and cash equivalents at March 31, 2006 were $3,265,920 compared to $407,058 an increase of $2,858,862 from year-end. The increase is due to reverse merger between Aduromed Corp and the Registrant and the sale of equity capital. The above is a summary of the anticipated changes in the Registrant's results of operations for first quarter of 2006 compared with the comparable period in 2005, but is subject to completion of, among other things, final review of its statements by its independent registered public accounting firm.

Registrant believes its financial position, augmented by cash flows anticipated from Aduromed's operations, will be sufficient, under current conditions, to finance Aduromed's planned operations over the next twelve months.

GENERAL DEVICES, INC

(Name of Registrant as Specified in Charter)

In accordance with Section 13 or 15(d) of the Exchange Act, the Registrant has caused this notification to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 15, 2006
/s/ Kevin T. Dunphy
Kevin T. Dunphy Chief Financial Officer